Provisions - Summary of Changes in Groups Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	€ 15	€ 48
Charged/(credited) to the consolidated statement of operations:
Additional provisions	20	16
Reversal of unutilized amounts	(9)	(2)
Exchange differences	0	2
Utilized	(4)	(49)
Ending balance ,carrying amount	22	15
Current portion	20	13
Non-current portion	2	2
Legal Contingencies
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	5	39
Charged/(credited) to the consolidated statement of operations:
Additional provisions	2	11
Reversal of unutilized amounts	(1)	0
Exchange differences	0	2
Utilized	(2)	(47)
Ending balance ,carrying amount	4	5
Current portion	4	5
Non-current portion	0	0
Indirect Tax
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	4	2
Charged/(credited) to the consolidated statement of operations:
Additional provisions	9	2
Reversal of unutilized amounts	(2)	0
Exchange differences	0	0
Utilized	0	0
Ending balance ,carrying amount	11	4
Current portion	11	4
Non-current portion	0	0
Other Provisions
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	6	7
Charged/(credited) to the consolidated statement of operations:
Additional provisions	9	3
Reversal of unutilized amounts	(6)	(2)
Exchange differences	0	0
Utilized	(2)	(2)
Ending balance ,carrying amount	7	6
Current portion	5	4
Non-current portion	€ 2	€ 2